Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 268,585	$ 281,129	$ 279,222
Customer concentration risk | Revenues | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,256	$ 43,823	$ 44,175
Percentage of partnership's consolidated revenues	14.00%	16.00%	16.00%
Customer concentration risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 45,975	$ 45,115	$ 45,235
Percentage of partnership's consolidated revenues	17.00%	17.00%	16.00%
Customer concentration risk | Revenues | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 37,571	$ 37,030	$ 33,947
Percentage of partnership's consolidated revenues	14.00%	14.00%	12.00%
Customer concentration risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 12,546	$ 59,825	$ 76,959
Percentage of partnership's consolidated revenues	5.00%	22.00%	28.00%
Customer concentration risk | Revenues | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 16,621	$ 35,622	$ 35,684
Percentage of partnership's consolidated revenues	6.00%	13.00%	13.00%